Subsequent events (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Mar. 24, 2022 USD ($)
Billed revenue | Mainland Business
Subsequent Event [Line Items]
Net Revenue	¥ 2,176,417
Billed revenue | Overseas Business
Subsequent Event [Line Items]
Net Revenue	¥ 5,052
China Online Education (HK) Limited | Subsequent Event [Member]
Subsequent Event [Line Items]
Proposed purchase price of the target companies | $		$ 1